Regulatory Matters (Capital Ratios And Minimum Capital Ratio Required By Regulators) (Details)	Dec. 31, 2013	Dec. 31, 2012
Tier 1 leverage ratio	10.52%	12.90%
Tier 1 risk-based capital ratio	13.35%	15.39%
Total risk-based capital ratio	14.42%	16.52%
Tier 1 leverage ratio, Regulatory Minimum	4.00%
Tier 1 risk-based capital ratio, Regulatory Minimum	4.00%
Total risk-based capital ratio, Regulatory Minimum	8.00%
Tier 1 leverage ratio, Well Capitalized	5.00%
Tier 1 risk-based capital ratio, Well Capitalized	6.00%
Total risk-based capital ratio, Well Capitalized	10.00%
Xenith Bank [Member]
Tier 1 leverage ratio	10.37%	12.78%
Tier 1 risk-based capital ratio	13.16%	15.25%
Total risk-based capital ratio	14.23%	16.38%